VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—17.0%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 524
3.875%, 5/15/43	1,440	1,299
3.000%, 8/15/48	3,115	2,363
1.375%, 8/15/50	9,840	5,036
1.875%, 2/15/51	1,335	779
1.875%, 11/15/51	940	546
2.250%, 2/15/52	950	605
2.875%, 5/15/52	985	722
4.000%, 11/15/52	2,800	2,551
3.625%, 2/15/53	1,420	1,208
3.625%, 5/15/53	7,550	6,425
4.125%, 8/15/53	6,110	5,690
4.750%, 11/15/53	3,880	4,011
4.250%, 2/15/54	9,175	8,736
4.625%, 5/15/54	2,890	2,930
U.S. Treasury Notes
1.500%, 2/15/30	1,265	1,086
3.375%, 5/15/33	2,435	2,257
4.500%, 11/15/33	870	878
4.000%, 2/15/34	2,555	2,480
Total U.S. Government Securities (Identified Cost $54,579)		50,126

Foreign Government Securities—1.8%
Dominican Republic 144A 4.875%, 9/23/32(1)	680	610
Federative Republic of Brazil 6.000%, 10/20/33	790	759
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	580	597
Republic of Colombia 8.000%, 11/14/35	495	508
Republic of Panama 8.000%, 3/1/38	890	938
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	203
Romania Government International Bond 144A 5.875%, 1/30/29(1)	790	785
United Mexican States
2.659%, 5/24/31	425	350
6.350%, 2/9/35	200	201
6.000%, 5/7/36	345	336
Total Foreign Government Securities (Identified Cost $5,369)		5,287

Mortgage-Backed Securities—27.5%
Agency—5.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	458	463
Pool #SD2026 5.000%, 11/1/52	1,515	1,467
Pool #SD3238 5.500%, 12/1/52	143	141
Pool #SD8289 5.500%, 1/1/53	2,964	2,927
Pool #SD8309 6.000%, 3/1/53	2,852	2,864
	Par Value	Value

Agency—continued
Pool #SD8317 6.000%, 4/1/53	$ 401	$ 402
Pool #SD8343 6.000%, 7/1/53	1,340	1,346
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	4	4
Pool #535371 6.500%, 5/1/30	—(2)	—(2)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	16	17
Pool #909092 6.000%, 9/1/37	7	7
Pool #909220 6.000%, 8/1/38	67	68
Pool #938574 5.500%, 9/1/36	35	35
Pool #986067 6.000%, 8/1/38	1	1
Pool #FS4438 5.000%, 11/1/52	135	131
Pool #FS6679 6.000%, 12/1/53	2,227	2,237
Pool #MA4785 5.000%, 10/1/52	325	314
Pool #MA4805 4.500%, 11/1/52	487	459
Pool #MA4980 6.000%, 4/1/53	2,201	2,212
Pool #MA5072 5.500%, 7/1/53	1,789	1,764
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	5	6
		16,867

Non-Agency—21.8%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	1,329	1,335
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	823	767
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	756	661
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	811	762
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	454	445
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	123
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	247
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	96
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	242
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR2, C 144A 1.877%, 8/17/38(1)	$ 460	$ 424
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	482
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	931	801
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	1,211	1,181
2023-1, A1 144A 4.750%, 9/26/67(1)(3)	1,158	1,131
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	564	514
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	58	56
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	24	23
2020-1, A3 144A 3.328%, 3/25/55(1)	850	697
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	270	242
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(1)(3)	1,075	1,016
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	233
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(1)(3)	1,070	1,070
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.290%, 2/15/39(1)(3)	257	253
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.720%, 3/15/41(1)(3)	1,381	1,373
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	1,125	995
2022-CLS, A 144A 5.760%, 10/13/27(1)	750	742
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.949%, 9/15/38(1)(3)	635	638
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	71	64
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	147	131
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.706%, 5/25/34(3)	51	49
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	555	514
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	262	250
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	265	257
	Par Value	Value

Non-Agency—continued
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	$ 448	$ 444
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	1,403	1,422
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	1,481	1,500
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,185	1,115
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	203
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	195
2020-1, A1 144A 1.832%, 3/15/50(1)	130	127
2020-3, A 144A 1.358%, 8/15/53(1)	118	111
2020-4, A 144A 1.174%, 12/15/52(1)	175	166
2022-1, A 144A 4.744%, 6/17/55(1)(3)	679	669
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	29	26
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	288	252
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	389	345
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	29	27
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	885	751
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(3)	622	623
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(1)(3)	1,189	1,186
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	207
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	37	33
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	370	327
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	839	799
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(1)(3)	810	665
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,469	1,472
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(3)	847	817
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(1)(3)	865	867
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(3)	24	24

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(3)	$ 540	$ 475
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	464	401
2017-5, A1 144A 5.518%, 10/26/48(1)(3)	13	14
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	225	226
MetLife Securitization Trust 2017-1A, M1 144A 3.469%, 4/25/55(1)(3)	305	268
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	1,035	1,016
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	1,700	1,617
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	185	169
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	569	485
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	155	138
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	78	73
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	824
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	46	43
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	31	29
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	25	23
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	484	448
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	184	175
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	740	696
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	89	86
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	650	561
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	855	784
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(3)	401	363
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	387	365
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	141	116
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(3)	651	600
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	942	949
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	875	892
2024-HYB1, A1 144A 3.564%, 3/25/53(1)(3)	705	683
	Par Value	Value

Non-Agency—continued
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	$ 1,426	$ 1,429
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(3)	430	429
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.679%, 10/19/36(1)(3)	482	483
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	297	266
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(1)(3)	397	395
Progress Residential Trust 2020-SFR3, A 144A 1.294%, 10/17/27(1)	619	588
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	338	283
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(3)	738	708
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	107	89
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	140	140
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	347	350
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(3)	19	18
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(3)	53	44
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(3)	550	558
Towd Point Mortgage Trust
2015-6, B2 144A 3.847%, 4/25/55(1)(3)	635	579
2016-4, B1 144A 4.040%, 7/25/56(1)(3)	310	292
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	340	325
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	518
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	670	630
2018-6, A1B 144A 3.750%, 3/25/58(1)(3)	1,000	941
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	600	539
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	105	100
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	990	883
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	240	211
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.060%, 5/25/58(1)(3)	100	102
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	405	372
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	355	288
2023-1, A1 144A 3.750%, 1/25/63(1)	416	392

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2024-1, A1 144A 4.374%, 3/25/64(1)(3)	$ 970	$ 967
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	181
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	275
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(1)(3)	119	118
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	337	331
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	852	832
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	913	901
2022-6, A3 144A 4.910%, 6/25/67(1)(3)	781	760
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	1,039	1,027
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	1,076	1,079
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	50	45
2021-1R, A1 144A 1.280%, 5/25/56(1)	242	217
2022-1, A2 144A 5.850%, 8/25/57(1)(3)	423	419
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	353
		64,163

Total Mortgage-Backed Securities (Identified Cost $82,519)		81,030

Asset-Backed Securities—12.8%
Automobiles—5.9%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	570	559
2024-1, C 144A 5.630%, 1/14/30(1)	560	557
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	705
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	362
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	475	479
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	402
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	288
Carvana Auto Receivables Trust
2021-N3, D 1.580%, 6/12/28	92	88
2023-N1, C 144A 5.920%, 7/10/29(1)	665	665
	Par Value	Value

Automobiles—continued
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	$ 429	$ 439
2024-A, C 144A 5.740%, 4/15/30(1)	540	539
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	489
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	384	382
2023-3A, C 144A 6.400%, 5/15/29(1)	200	201
Exeter Automobile Receivables Trust
2023-1A, B 5.720%, 4/15/27	642	641
2023-2A, B 5.610%, 9/15/27	560	561
2023-5A, B 6.580%, 4/17/28	450	455
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	165	166
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	206	202
2022-1A, C 144A 3.130%, 5/15/28(1)	270	260
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	215	210
2023-2, A2 144A 5.990%, 5/15/28(1)	257	257
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	390
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	360
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	340	341
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	262
2022-1A, A 144A 5.210%, 6/15/27(1)	335	334
2023-2A, D 144A 6.300%, 2/15/31(1)	265	265
2023-4A, C 144A 6.760%, 3/15/29(1)	466	477
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	104	103
2024-2A, A2 144A 5.990%, 5/15/29(1)	670	671
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	300	300
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	545
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	627	623
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	451

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	$ 340	$ 342
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(1)	459	459
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	144	144
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	314
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	255
2023-1A, C 144A 5.740%, 8/15/28(1)	265	265
2024-1A, B 144A 5.550%, 11/15/27(1)	700	697
2024-2A, B 144A 5.620%, 3/15/30(1)	870	870
		17,375

Consumer Loans—1.0%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(1)	55	55
2023-3PL, B 144A 7.170%, 8/19/30(1)	229	230
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	516
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	250
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	551	552
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	257
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	310	313
2024-1A, B 144A 6.290%, 2/18/31(1)	675	674
		2,847

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	274
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	275
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	721
		1,270

Equipment—0.2%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	715	715
Other—5.3%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	340	352
	Par Value	Value

Other—continued
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	$ 264	$ 266
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	689	712
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	41	39
2019-A, C 144A 4.010%, 7/16/40(1)	174	161
2020-AA, B 144A 2.790%, 7/17/46(1)	270	247
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	486
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	568	570
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	299	298
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	160	146
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	284
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	756	755
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	155	154
2023-2, B 144A 6.410%, 5/15/34(1)	465	468
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	51	48
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	—(2)	—(2)
2021-1A, A 144A 1.270%, 5/15/41(1)	87	79
2023-2A, A 144A 6.530%, 6/15/49(1)	324	328
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	688	691
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	984	916
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	318	305
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	100	90
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	570	576
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	348	350
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	140	132
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	38	37
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	165	144
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	357	332
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	260	254

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	$ 285	$ 287
2023-3A, B 144A 6.480%, 7/20/29(1)	532	539
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	294
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)(4)	740	738
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	481	482
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	189
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(1)(3)	552	552
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	199	199
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	760	734
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	319	313
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	293	292
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	705	707
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	6	6
2022-1A, B 144A 3.040%, 7/24/28(1)	425	419
2023-1A, A 144A 7.270%, 3/26/29(1)	260	261
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	384	341
		15,573

Total Asset-Backed Securities (Identified Cost $37,943)		37,780

Corporate Bonds and Notes—31.9%
Communication Services—0.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	22
144A 4.750%, 3/1/30(1)	430	372
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	260
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	74
Sprint Capital Corp. 8.750%, 3/15/32	425	511
		1,239

Consumer Discretionary—1.4%
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	540	527
144A 5.800%, 4/15/34(1)	200	198
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	501
	Par Value	Value

Consumer Discretionary—continued
Choice Hotels International, Inc. 5.850%, 8/1/34	$ 230	$ 227
Ford Motor Co. 4.750%, 1/15/43	110	89
Ford Motor Credit Co. LLC 6.800%, 5/12/28	200	206
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	723	665
Newell Brands, Inc. 6.375%, 9/15/27(5)	410	404
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	307
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	257
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	130	127
Tapestry, Inc. 7.850%, 11/27/33	550	579
		4,087

Consumer Staples—1.1%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	221
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	490	494
BAT Capital Corp.
7.750%, 10/19/32	398	447
4.390%, 8/15/37	245	207
4.758%, 9/6/49	245	193
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	265	246
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	335
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	630	631
Pilgrim’s Pride Corp. 6.250%, 7/1/33	352	359
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	220	220
		3,353

Energy—3.6%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	405	415
Blue Racer Midstream LLC 144A 7.250%, 7/15/32(1)	70	72
BP Capital Markets plc 4.875% (6)	950	896
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	145
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	160	163
144A 6.544%, 11/15/53(1)	230	242
144A 6.714%, 8/15/63(1)	170	180
CrownRock LP 144A 5.000%, 5/1/29(1)	135	134
Diamondback Energy, Inc. 5.900%, 4/18/64	665	642
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	157

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Ecopetrol S.A. 8.875%, 1/13/33	$ 175	$ 181
Enbridge, Inc. 8.500%, 1/15/84	229	247
Energy Transfer LP
Series G 7.125%(6)	215	213
Series H 6.500%(6)	230	227
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	125	126
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	715	595
Genesis Energy LP 8.875%, 4/15/30	240	252
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	750	654
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	110	119
7.500%, 11/15/40	215	242
Kinder Morgan, Inc. 7.750%, 1/15/32	40	45
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	395	401
Occidental Petroleum Corp. 6.125%, 1/1/31	420	430
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	662
Petroleos Mexicanos
6.500%, 3/13/27	485	462
7.690%, 1/23/50	275	198
Plains All American Pipeline LP 5.700%, 9/15/34	590	585
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)(5)	530	451
Transcanada Trust 5.600%, 3/7/82	625	567
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	114
Western Midstream Operating LP 5.250%, 2/1/50	710	622
		10,439

Financials—12.6%
AerCap Ireland Capital DAC 3.300%, 1/30/32	605	520
Allianz SE 144A 6.350%, 9/6/53(1)	600	618
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(3)	545	545
American Express Co. 5.625%, 7/28/34	975	976
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	460	462
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	268
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	540
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	463	447
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(6)	$ 235	$ 247
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	235	206
Bank of America Corp.
2.687%, 4/22/32	975	824
5.288%, 4/25/34	300	297
5.468%, 1/23/35	330	330
2.482%, 9/21/36	635	506
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	207
Series G 4.700%(6)	670	658
Barclays plc 7.437%, 11/2/33	400	440
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	182
BlackRock Funding, Inc. 5.250%, 3/14/54	615	594
Blackstone Private Credit Fund
2.625%, 12/15/26	144	132
144A 7.300%, 11/27/28(1)	240	249
Block, Inc. 144A 6.500%, 5/15/32(1)	280	284
Blue Owl Credit Income Corp.
4.700%, 2/8/27	185	176
6.650%, 3/15/31	240	235
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	865	721
BNSF Funding Trust I 6.613%, 12/15/55	525	525
BPCE S.A. 144A 7.003%, 10/19/34(1)	500	534
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	144
Brookfield Finance, Inc. 6.350%, 1/5/34	385	403
Capital One Financial Corp. 2.359%, 7/29/32	422	330
Charles Schwab Corp. (The)
6.136%, 8/24/34	555	578
Series H 4.000%(6)	240	205
Citigroup, Inc.
3.980%, 3/20/30	465	439
6.270%, 11/17/33	255	267
6.174%, 5/25/34	273	278
Citizens Bank N.A. 2.250%, 4/28/25	415	403
Citizens Financial Group, Inc. 5.841%, 1/23/30	279	278
Corebridge Financial, Inc. 6.875%, 12/15/52	760	767
CRH America Finance, Inc. 5.400%, 5/21/34	580	575
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	266
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	295	287
F&G Annuities & Life, Inc. 6.500%, 6/4/29	415	414

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Fifth Third Bancorp 4.337%, 4/25/33	$ 375	$ 342
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	690	711
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	360	366
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	256	281
144A 7.950%, 10/15/54(1)	170	171
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	410
3.102%, 2/24/33	445	380
6.450%, 5/1/36	145	155
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	566	554
HUB International Ltd. 144A 7.250%, 6/15/30(1)	70	72
Huntington Bancshares, Inc. 2.550%, 2/4/30	180	154
Huntington National Bank (The) 5.699%, 11/18/25	500	499
Icon Investments Six DAC 6.000%, 5/8/34	335	342
JPMorgan Chase & Co.
5.717%, 9/14/33	435	441
5.350%, 6/1/34	455	453
6.254%, 10/23/34	255	270
1.953%, 2/4/32	685	557
KeyCorp
4.789%, 6/1/33	515	470
6.401%, 3/6/35	245	248
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	147
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	426
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(3)	80	61
MetLife, Inc. Series G 3.850% (6)	780	755
Morgan Stanley
5.250%, 4/21/34	375	369
5.424%, 7/21/34	550	547
5.948%, 1/19/38	123	122
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	733
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.501%, 4/30/43(3)	150	150
NatWest Group plc 6.475%, 6/1/34	485	493
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	140	140
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	440	452
Nomura Holdings, Inc. 5.783%, 7/3/34	490	488
Northern Trust Corp.
3.375%, 5/8/32	315	298
6.125%, 11/2/32	360	378
Nuveen LLC 144A 5.850%, 4/15/34(1)	530	532
	Par Value	Value

Financials—continued
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	$ 45	$ 46
Prudential Financial, Inc.
5.125%, 3/1/52	88	82
6.750%, 3/1/53	185	189
6.500%, 3/15/54	470	474
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	690	686
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	545	540
State Street Corp.
4.821%, 1/26/34	83	80
6.123%, 11/21/34	225	234
Series I 6.700%(6)	400	402
Synchrony Financial
4.875%, 6/13/25	80	79
4.500%, 7/23/25	180	177
3.700%, 8/4/26	132	126
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	299
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	451
Truist Financial Corp. 5.711%, 1/24/35	220	219
UBS Group AG
144A 9.250%(1)(6)	140	157
144A 4.988%, 8/5/33(1)	525	501
Wells Fargo & Co.
5.389%, 4/24/34	480	474
6.491%, 10/23/34	375	400
Series BB 3.900%(6)	245	234
Series U 5.875%(3)(6)	360	358
Willis North America, Inc. 5.900%, 3/5/54	645	625
		37,157

Health Care—2.8%
Amgen, Inc.
5.250%, 3/2/33	334	333
5.650%, 3/2/53	83	82
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	345	330
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	70	71
CVS Health Corp.
5.625%, 2/21/53	200	186
5.875%, 6/1/53	320	307
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,105	966
HCA, Inc.
5.500%, 6/1/33	250	248
5.250%, 6/15/49	170	151
6.000%, 4/1/54	268	265
Illumina, Inc. 2.550%, 3/23/31	553	457
IQVIA, Inc.
5.700%, 5/15/28	334	337
6.250%, 2/1/29	405	416

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Medline Borrower LP 144A 6.250%, 4/1/29(1)	$ 120	$ 121
Par Pharmaceutical, Inc. 7.500%, 4/1/27(4)	70	—
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	620	610
Royalty Pharma plc
2.150%, 9/2/31(5)	200	160
5.400%, 9/2/34	310	302
3.350%, 9/2/51	350	224
Smith & Nephew plc 5.400%, 3/20/34	705	694
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	164
Universal Health Services, Inc. 2.650%, 1/15/32	945	771
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	104
Viatris, Inc.
2.300%, 6/22/27	226	206
4.000%, 6/22/50	190	128
144A 2.300%, 6/22/27(1)	2	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	500	455
		8,089

Industrials—3.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	352	345
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	459
144A 6.750%, 10/25/28(1)	70	73
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	260	253
144A 5.750%, 11/15/29(1)	310	307
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	270	272
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	209
Boeing Co. (The)
5.805%, 5/1/50	130	117
5.930%, 5/1/60	509	455
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	635	548
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	635	537
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	388	370
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	335	342
144A 7.000%, 6/15/32(1)	70	71
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	211
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(5)	665	482
Icahn Enterprises LP 5.250%, 5/15/27	200	188
L3Harris Technologies, Inc. 5.350%, 6/1/34	705	700
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	60	61
	Par Value	Value

Industrials—continued
Regal Rexnord Corp. 6.400%, 4/15/33	$ 910	$ 931
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	272
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	279
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	281
144A 6.625%, 3/1/32(1)	160	162
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	383	389
Veralto Corp. 144A 5.450%, 9/18/33(1)	625	624
		8,938

Information Technology—1.1%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	140	144
144A 3.875%, 9/1/28(1)	180	170
144A 4.000%, 7/1/29(1)	275	258
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(5)	125	117
Gartner, Inc. 144A 3.750%, 10/1/30(1)	710	637
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	45	46
Leidos, Inc. 2.300%, 2/15/31	475	391
Oracle Corp.
6.250%, 11/9/32	170	180
5.550%, 2/6/53	380	360
3.850%, 4/1/60	60	41
Viasat, Inc. 144A 5.625%, 9/15/25(1)	390	378
Vontier Corp. 2.950%, 4/1/31	615	511
		3,233

Materials—1.1%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	278
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	825	806
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	590	587
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	315	308
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	190
144A 5.634%, 4/4/34(1)	640	630
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	200	212
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	188
		3,199

Real Estate—1.2%
EPR Properties 4.750%, 12/15/26	460	444

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
GLP Capital LP
4.000%, 1/15/30	$ 75	$ 69
3.250%, 1/15/32	298	250
6.750%, 12/1/33	445	468
NNN REIT, Inc. 5.500%, 6/15/34	340	337
Sabra Health Care LP 3.200%, 12/1/31	680	565
Safehold GL Holdings LLC 6.100%, 4/1/34	750	741
VICI Properties LP
5.125%, 5/15/32	340	324
5.750%, 4/1/34	70	69
144A 4.125%, 8/15/30(1)	145	132
		3,399

Utilities—3.6%
AES Corp. (The) 7.600%, 1/15/55	335	339
Black Hills Corp. 6.150%, 5/15/34	575	586
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	329
CMS Energy Corp. 4.750%, 6/1/50	760	696
Dominion Energy, Inc. Series B 7.000%, 6/1/54	600	624
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	207
144A 6.900%, 5/23/53(1)	415	441
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	442
Entergy Corp. 7.125%, 12/1/54	715	709
Entergy Texas, Inc. 5.800%, 9/1/53	455	455
Exelon Corp. 5.600%, 3/15/53	495	476
Ferrellgas LP 144A 5.875%, 4/1/29(1)	595	547
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	445	448
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	549
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	81
144A 8.375%, 2/15/32(1)	125	127
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	685	671
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	681
PacifiCorp 5.800%, 1/15/55	710	687
Puget Energy, Inc.
2.379%, 6/15/28	204	182
4.224%, 3/15/32	473	424
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	403
Vistra Corp. 144A 8.000% (1)(6)	163	164
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	$ 350	$ 355
		10,623

Total Corporate Bonds and Notes (Identified Cost $94,586)		93,756

Leveraged Loans—6.9%
Aerospace—0.3%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(3)	217	217
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.075%, 10/20/27(3)	51	53
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(3)	72	73
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(3)	295	295
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(3)	318	318
		956

Chemicals—0.5%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(3)	646	642
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(3)	303	301
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(3)	143	143
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(3)	90	90
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(3)	249	249
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(3)	169	170
		1,595

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(3)	75	75
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc.
(3 month Term SOFR + 4.000%) 9.314%, 6/27/31(3)	60	59
Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(3)	208	207

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.579% - 9.594%, 7/31/28(3)	$ 118	$ 119
		385

Energy—0.2%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(3)	55	55
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(3)	257	256
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.827%, 10/4/30(3)	41	41
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(3)	121	121
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(3)	125	125
		598

Financials—0.3%
Acrisure LLC 2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(3)	65	65
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(3)	87	87
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(3)	209	210
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(3)	252	253
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(3)	240	240
		855

Food / Tobacco—0.4%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(3)	208	159
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.694%, 1/29/27(3)	464	463
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.072%, 7/12/29(3)	154	155
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(3)	434	434
		1,211

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.080%, 10/25/27(3)	80	80
	Par Value	Value

Forest Prod / Containers—0.2%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(3)	$ 110	$ 109
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(3)	434	433
		542

Gaming / Leisure—0.8%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(3)(7)	10	10
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(3)	47	47
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 8.094%, 8/8/27(3)	107	107
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(3)	270	270
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(3)	274	274
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.094%, 1/17/31(3)	55	55
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 1.750%) 7.095%, 11/8/30(3)	225	225
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(3)	214	215
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.208%, 3/13/28(3)	269	268
Scientific Games Holdings LP 2024 (1 month Term SOFR + 3.000%) 8.306%, 4/4/29(3)	234	234
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(3)	64	64
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(3)	267	268
Wyndham Hotels & Resorts, Inc. (1 month Term SOFR + 1.750%) 7.094%, 5/24/30(3)	250	250
		2,287

Health Care—0.7%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(3)	232	232
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(3)(7)	55	55
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(3)	545	543
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.582%, 10/23/28(3)	50	50

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(3)	$ 161	$ 162
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 11/15/28(3)	50	50
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(3)	168	167
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(3)	489	487
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(3)	70	70
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 3/6/27(3)	263	264
		2,080

Housing—0.2%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(3)	60	60
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(3)	30	30
Quikrete Holdings, Inc. 2031, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 4/14/31(3)	269	270
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 7.344%, 9/22/28(3)	121	121
		481

Information Technology—0.8%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(3)	456	460
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(3)	95	95
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.708%, 9/21/28(3)	122	122
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(3)	189	186
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(3)	216	217
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 7.094%, 5/21/31(3)	25	25
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(3)	378	376
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.594%, 1/31/30(3)	50	50
	Par Value	Value

Information Technology—continued
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(3)	$ 125	$ 125
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(3)	232	233
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(3)	355	356
		2,245

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(3)	72	72
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.958%, 10/21/28(3)	124	125
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(3)	335	335
		532

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.708%, 3/15/26(3)	123	123
2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(3)	210	207
		330

Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(3)	543	515
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(3)	364	349
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(3)	365	363
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(3)	273	271
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(3)	430	411
		1,909

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(3)	120	120
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(3)	140	131
		251

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(3)	$ 477	$ 475
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(3)	65	65
Retail—0.3%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(3)	415	413
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(3)	110	110
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(3)	337	336
		859

Service—0.5%
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(3)	150	150
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.835%, 4/20/29(3)	161	162
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.094%, 1/31/31(3)	35	35
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.096%, 1/18/29(3)	119	119
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 6/27/31(3)	65	65
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(3)	198	198
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(3)	216	216
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.458%, 1/21/28(3)	250	250
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(3)	380	380
		1,575

Transportation - Automotive—0.1%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/6/30(3)	170	170
Utilities—0.3%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(3)	88	89
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(3)	125	125
	Par Value	Value

Utilities—continued
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(3)	$ 65	$ 65
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(3)	587	587
		866

Total Leveraged Loans (Identified Cost $20,428)		20,422

	Shares
Preferred Stocks—0.3%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	171(8)	169
MetLife, Inc. Series D, 5.875%	108(8)	107
Truist Financial Corp. Series Q, 5.100%	560(8)	523
		799

Total Preferred Stocks (Identified Cost $787)		799

Common Stock—0.0%
Health Care—0.0%
Endo, Inc.(9)	678	18
Total Common Stock (Identified Cost $14)		18

Total Long-Term Investments—98.2% (Identified Cost $296,225)		289,218

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(10)	1,781,601	1,782
Total Short-Term Investment (Identified Cost $1,782)		1,782

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(10)(11)	1,134,314	1,134
Total Securities Lending Collateral (Identified Cost $1,134)		1,134

TOTAL INVESTMENTS—99.2% (Identified Cost $299,141)		$292,134
Other assets and liabilities, net—0.8%		2,371
NET ASSETS—100.0%		$294,505

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $138,731 or 47.1% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
United Kingdom	1
Canada	1
Ireland	1
Mexico	1
France	1
Netherlands	1
Other	3
Total	100%
† % of total investments as of June 30, 2024.
As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/23/31	$25	$25	$26	$1
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$50,126	$—	$50,126	$—
Foreign Government Securities	5,287	—	5,287	—
Mortgage-Backed Securities	81,030	—	81,030	—
Asset-Backed Securities	37,780	—	37,042	738
Corporate Bonds and Notes	93,756	—	93,756	—(1)
Leveraged Loans	20,422	—	20,422	—
Equity Securities:
Preferred Stocks	799	—	799	—
Common Stock	18	—	18	—
Money Market Mutual Fund	1,782	1,782	—	—
Securities Lending Collateral	1,134	1,134	—	—
Total Investments	$292,134	$2,916	$288,480	$738

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptionsare not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.